Other financial Liabilities - Interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other financial liabilities
Market value		$ (3,079)
Ferroatlantica, S.A.U.
Other financial liabilities
Percentage of interest in subsidary sold	100.00%
Lease Of Hydroelectrical Installations
Other financial liabilities
Valuation adjustments reserve related to hedging relationship for which hedge accounting no longer applied		2,602
Later than two years and not later than three years | Lease Of Hydroelectrical Installations
Other financial liabilities
Nominal Amount		$ 137,400
Fixed Interest Rate		2.05%
Reference Floating Interest Rate		6-month Euribor
Market value		$ (3,079)